UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-10465

Gold Bank Funds

10975 El Monte, Suite 225
Overland Park, KS 66211
(Address of principal executive offices)

Gold Capital Management, Inc.
10975 El Monte, Suite 225
Overland Park, KS 66211
(Name and address of agent for service)

Registrant's telephone number, including area code: (913) 396-0300

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Semiannual Report

June 30, 2004

GOLD BANK EQUITY FUND

GOLD BANK MONEY MARKET FUND

Mutual funds managed by
Gold Capital Management, Inc.,
a subsidiary of Gold Banc Corporation, Inc.

 LETTER FROM THE PRESIDENT

I am pleased to present the Gold Bank Funds semi-annual report for the 6-month period ended on June 30, 2004.

In late June, the Federal Reserve raised the Federal Funds Rate by 0.25% to 1.25%. One catalyst for this increase is the nearly one million net new jobs created during the last four months. However, job growth is frequently accompanied with a concern over rising prices, which translates into a fear of inflation. The question for consumers now becomes how high will the Fed raise rates and over how long of a period.

In addition to the concern over inflation, the country currently faces the threat of terrorist attacks, the situation in Iraq and a Presidential election. This is a time for investors to show patience in the market. While we are cautious, we will continue to follow our proven strategy of identifying companies that offer fundamental value and display opportunities for growth.

I am proud to report solid growth for the Gold Bank Equity Fund. Particularly, I continue to be pleased with the fund’s since-inception performance, which exceeded the Lipper Multi-Cap Value Funds, Lipper U.S. Diversified Equity Funds, S&P 500 and Dow Jones Industrials indices*.

*These indices do not represent any fund. It is not possible to invest in an index.

The Gold Bank Equity Fund grew from $8.3 million to $9.6 million in assets and from 912 shareholders to 1,321 shareholders since our last report, dated December 31, 2003. Categorized by Lipper Analytical Services as a “multi-cap value fund,” GLDEX outperformed the average fund in its class with a return of 29.60% since inception, compared to 11.50% for the Lipper Multi-Cap Value Funds index and 3.70% for the S&P 500 for that same period. For the annual reporting period ended June 30, 2004, GLDEX returned 25.55%, compared to 21.82% for the Lipper Multi-Cap Value Funds index and 19.11% for the S&P 500.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower of higher than the performance quoted. For performance data current to the most recent month, or a prospectus that should be read carefully before investing, call 800.481.2591. These shares involve investment risk, including the possible loss of the principal invested. Consider the funds investment objectives, risks, charges and expenses carefully before investing. Performance would have been lower had an expense reimbursement agreement not been in effect.

The Gold Bank Money Market Fund experienced similar growth from $60.0 million to $65.9 million in assets and from 911 shareholders to 974 shareholders. The fund maintains a stable net asset value of $1.00 per share by investing in short-term instruments with maturities of 13 months or less.

Shares of Gold Bank Funds are not deposits or obligations of, nor guaranteed by, Gold Banc Corporation, Inc. or any other banking institution. They are not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Gold Bank Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

On behalf of Gold Bank Funds, thank you for letting us help manage your investments. We continually strive to provide you with a diversified portfolio of the highest products and services in the mutual fund industry.

We appreciate your continued investment and look forward to helping you meet your financial goals.

Sincerely,

Malcolm M. Aslin
President

Shares of the Gold Bank Funds are not deposits or obligations of, nor guaranteed by, Gold Banc Corporation, Inc. or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Gold Bank Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund. These shares of the Gold Bank Funds involve investment risk, including the possible loss of the principal invested.

 GOLD BANK EQUITY FUND – GLDEX

INCEPTION DATE: 1/1/2002
SIZE: $9.6 MILLION

The equity market moved higher during the first half of 2004. The market rose through early March, declined until mid-May and then gained momentum through June. This market action was a result of strong economic and corporate profit growth accompanied by declining interest rates. Large capitalization equity indices generally were up 2-3% and small to mid capitalization indices were up approximately 5-6%.

The Gold Bank Equity Fund again achieved solid investment performance, outperforming all of the stock market indices and mutual fund categories shown below during the first half-year.

INDEX/FUND	2Q-2004	1H-2004	1 YEAR ENDED 6/30/04	Since Inception Annualized*

Gold Bank Equity (GLDEX)	2.60%	7.59%	25.55%	10.93%
S&P 500	1.72%	3.44%	19.11%	1.46%
Dow Jones Industrials	1.24%	0.80%	18.63%	3.85%
Lipper Multi-Cap
Value Funds	1.02%	4.30%	21.82%	4.37%

Source — Lipper, Bloomberg
* Inception GLDEX—1/1/2002

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower of higher than the performance quoted. For performance data current to the most recent month, or a prospectus that should be read carefully before investing, call 800.481.2591. These shares involve investment risk, including the possible loss of the principal invested. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. Performance would have been lower had an expense reimbursement agreement not been in effect.

The fund’s performance benefited from overweighing energy and industrial stocks and underweighing information technology companies. In addition, three stocks held in the portfolio at year-end 2003 (Isco, Inc., BHA Group Holdings, Inc. and AT&T Wireless Services, Inc.) became acquisition targets during the first half of 2004. Please refer to the schedule of investments in this report for a complete list of fund holdings.

During this reporting period the fund’s composition became a little more defensive. Cash equivalents increased from 10.1% on March 31, to 15.67% on June 30. We increased our exposure to the health care sector, while taking some profits in the energy and information technology sectors. We also increased our commitment to stocks having above average dividend yields and larger market capitalizations.

Looking forward to the second half of 2004, we expect the economy to remain solid, corporate profit growth to decelerate and interest rates to increase. Primarily, we expect the largest increases to occur in short-term rates, rather than intermediate to long-term rates. This environment, coupled with a bull market we believe to be in its twenty-second month, suggests to us that we need to continue to be somewhat defensive in our equity selection process.

Thank you for your investment in the Gold Bank Equity Fund. We will continue to strive to provide satisfactory investment returns for you, our shareholders.

1

 GOLD BANK EQUITY FUND – GLDEX

 STRATEGY & OBJECTIVE

The Gold Bank Equity Fund is a no-load equity mutual fund categorized as a multi-cap value portfolio, maintaining a diversified portfolio of investments. The fund’s strategy is to select and monitor investments to offer our shareholders opportunities to achieve long-term capital growth and provide current income from dividends or interest.

 INVESTMENT STYLE

 TOTAL RETURN AS OF JUNE 30, 2004

GLDEX	7.59%

TOP HOLDINGS

Motorola, Inc.	2.75%
ChevronTexaco Corp.	2.35%
Time Warner	2.32%
AT&T Wireless Services	2.31%
Bristol Myers Squibb	2.29%
McDonalds’s Corporation	2.24%
Du Pont E I De Nemours & Co.	2.21%
Baxter International Inc.	2.15%
American Greetings – CL A	2.09%
Honeywell International	2.09%

Total Percent in Top 10 Holdings	22.80%

 SECURITY WEIGHTINGS

 TOP TEN INDUSTRIES

Consumer Discretionary	18.35%
Industrials	15.89%
Health Care	9.44%
Consumer Staples	8.73%
Government Securities	8.31%
Materials	8.29%
Energy	8.05%
Information Technology	5.85%
Telecommunication Services	3.99%
Utilities	3.98%

2

 SCHEDULE OF INVESTMENTS

JUNE 30, 2004 (UNAUDITED)

GOLD BANK EQUITY FUND

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS — 84.39%
CONSUMER DISCRETIONARY — 18.38%

8,700	American Greetings Corp. Cl. A*	$201,666
1,900	Bandag, Inc. Cl. B	84,607
1,746	Comcast Corp. Cl. A*	48,940
16,000	Delphi Corp.	170,880
6,800	Eastman Kodak Co.	183,464
27,000	Falcon Products, Inc.*	71,820
3,300	Genuine Parts Co.	130,944
46,600	Head N.V.*	144,460
6,500	Interpublic Group of Cos, Inc.*	89,245
8,300	McDonald’s Corp.	215,800
7,700	Newell Rubbermaid, Inc.	180,950
1,300	The Reader’s Digest Association, Inc.	20,787
12,700	Time Warner, Inc.*	223,266

		1,766,829

 CONSUMER STAPLES — 8.75%

11,600	Archer-Daniels-Midland Co.	194,648
6,000	Campbell Soup Co.	161,280
6,800	Casey’s General Stores, Inc.	124,440
4,500	CVS Corp.	189,090
2,600	Kimberly-Clark Corp.	171,288

		840,746

 ENERGY — 8.06%

2,400	ChevronTexaco Corp.	225,864
4,200	Halliburton Co.	127,092
1,700	Marathon Oil Corp.	64,328
2,000	Schlumberger, Ltd.	127,020
2,600	Shell Transport &
	Trading Co., PLC ADR(a)	116,220
3,000	Unocal Corp.	114,000

		774,524

 FINANCIALS — 1.67%

1,800	1st Source Corp.	44,964
3,400	A.G. Edwards, Inc.	115,702

		160,666

SHARES	COMPANY	MARKET VALUE

HEALTH CARE — 9.46%

5,000	Applied Biosystems Group	$108,750
6,000	Baxter International Inc.	207,060
9,000	Bristol-Myers Squibb Co.	220,500
2,100	Hillenbrand Industries, Inc.	126,945
2,100	Johnson & Johnson, Inc.	116,970
1,700	King Pharmaceuticals, Inc.*	19,465
2,300	Merck & Co., Inc.	109,250

		908,940

INDUSTRIALS — 15.92%

4,200	American Power Conversion Corp.	82,530
2,000	Avery Dennison Corp.	128,020
1,200	BHA Group Holdings, Inc.	45,420
1,700	Cooper Industries, Ltd. Cl. A	100,997
2,500	Emerson Electric Co.	158,875
8,000	Federal Signal Corp.	148,880
5,500	Honeywell International, Inc.	201,465
5,000	Insituform Technologies, Inc.*	81,350
1,000	Lawson Products, Inc.	38,150
2,294	Layne Christensen Co.*	37,966
3,500	Raytheon Co.	125,195
2,600	SPX Corp.	120,744
1,900	Union Pacific Corp.	112,955
4,800	Waste Management, Inc.	147,120

		1,529,667

INFORMATION TECHNOLOGY — 5.86%

23	Agere Systems, Inc. Cl. A*	53
582	Agere Systems, Inc. Cl. B*	1,251
6,000	Andrew Corp.*	120,060
8,000	Hewlett-Packard Co.	168,800
2,200	Lucent Technologies, Inc.*	8,316
14,500	Motorola, Inc.	264,625

		563,105

3

 SCHEDULE OF INVESTMENTS

JUNE 30, 2004 (UNAUDITED)

GOLD BANK EQUITY FUND (Continued)

SHARES	COMPANY	MARKET VALUE

MATERIALS — 8.31%

20,000	Calgon Carbon Corp.	$134,000
4,800	E.I. Dupont de Nemours & Co.	213,216
14,700	Hercules Inc.*	179,193
2,500	International Paper Co.	111,750
300	Newmont Mining Corp.	11,628
300	Sigma-Aldrich Corp.	17,883
4,000	Sonoco Products Co.	102,000
1,400	Worthington Industries, Inc.	28,742

		798,412

TELECOMMUNICATION SERVICES — 4.00%

1,080	AT&T Corp.	15,800
15,500	AT&T Wireless Services, Inc.*	221,960
5,600	BellSouth Corp.	146,832

		384,592

UTILITIES — 3.98%

7,500	Alliant Energy Corp.	195,600
4,500	The Empire District Electric Co.	90,495
2,200	Progress Energy, Inc.	96,910

		383,005

TOTAL COMMON STOCKS		8,110,486
(Cost $6,567,735)

FACE AMOUNT	DESCRIPTION	MARKET VALUE

GOVERNMENT SPONSORED ENTERPRISES — 8.32%

$400,000	Federal Home Loan Bank
	1.15%, due July 14, 2004	$399,834
400,000	Federal National Mortgage Association
	1.10%, due July 7, 2004	399,927

TOTAL GOVERNMENT
SPONSORED ENTERPRISES		799,761
(Cost $799,761)

REPURCHASE AGREEMENT — 7.17%

690,000	State Street Bank and Trust Co.,
	0.15%, due July 1, 2004
	(Collateralized by U.S. Treasury
	Bills, 6.63% due February 15, 2027
	with a market value of $706,727;
	proceeds $690,000)	$690,000

(Cost $690,000)

TOTAL INVESTMENTS — 99.88%		9,600,247
(Cost $8,057,496)

Other assets less liabilities — 0.12%		11,176

TOTAL NET ASSETS — 100.00%		$9,611,423

The identified cost of investments owned at June 30, 2004 was the same for financial statement and federal income tax purposes.

*	Non-income producing security

(a)	Foreign security denominated in U.S. dollars
ADR – American Depository Receipt
PLC – Public Limited Company

See accompanying Notes to Financial Statements.

4

 GOLD BANK MONEY MARKET FUND – GLDXX

INCEPTION DATE: 1/1/2002
SIZE: $65.9 MILLION

The economy continued to gain momentum during the first half of the year. March revealed a large non-farm payroll number of 353,000 and yields began a sustained rise. Later in the month, both the producer price and consumer price index registered gains of five tenths. This fueled inflation fears and, by June, treasury maturities between two and five years had increased over 100 basis points from their March lows. During this period however, money market rates barely moved; too much money was still being invested in 30-day and 60-day maturities. It was just a few days before the F.O.M.C. meeting that our yields started to increase, which was like the bond market rolling out the red carpet for the Fed to hike rates.

By May, job growth exceeded 900,000, compared to the previous three months, and both industrial production and capacity utilization reached their 3-year highs. Even the F.O.M.C.’s focused measure on inflation (The Personal Consumption Expenditure Core Index) rose from .80 to 1.60 YTD. As a result, on June 30th the F.O.M.C. raised overnight rates 25 basis points to 1.25%. The statement released at the F.O.M.C. meeting revealed that the Federal Governors saw a “balanced posture concerning sustainable growth and price stability. With underlying inflation still expected to be relatively low, the committee believes that policy accommodation can be removed at a pace that is likely to be measured.” With assurance from the Fed that inflation is not an immediate threat, the bonds rallied in price and yields declined.

Although four F.O.M.C. meetings remain this year, the first two are scheduled relatively close together. I feel confident that there will be an additional rate hike at the meeting on August 10th. Therefore, I plan to maintain a short maturity duration of less than 30 days during the next two months, enabling the fund’s assets to be reinvested quickly at the higher rates. Near the end of the third quarter, I plan to extend the average maturities in case the Fed decides to stray from its measured pace.

 STRATEGY & OBJECTIVE

The Gold Bank Money Market Fund’s objective is to earn the maximum amount of income that is consistent with maintaining the safety and liquidity of the Fund’s assets, and to maintain a constant net asset value of $1 per share. The fund invests in high quality debt instruments that present minimal credit risks, maintaining a dollar weighted average portfolio maturity of less than 90 days.

 INVESTMENT STYLE

 TOTAL RETURN AS OF JUNE 30, 2004

GLDXX	.56%

 SECURITY WEIGHTINGS

 DOLLAR WEIGHTED AVERAGE MATURITY

GLDXX	17 Days

5

 SCHEDULE OF INVESTMENTS

JUNE 30, 2004 (UNAUDITED)

GOLD BANK MONEY MARKET FUND

DESCRIPTION	PRINCIPAL AMOUNT	MARKET VALUE

COMMERCIAL PAPER — 8.79%

American Express Credit Corporation
1.03%, due July 12, 2004	$1,000,000	$999,685
1.15%, due July 8, 2004	1,000,000	999,776
General Electric Capital Corporation
1.13%, due July 26, 2004	1,000,000	999,215
1.17%, due July 29, 2004	1,000,000	999,090
General Motors Accept Corporation
1.37%, due July 29, 2004	600,000	599,361
Sears Roebuck Acceptance Corporation
1.29%, due July 26, 2004	600,000	599,463
Zions Bancorporation
1.12%, due July 8, 2004	600,000	599,869

TOTAL COMMERCIAL PAPER	5,800,000	5,796,459
(Cost $5,796,459)

GOVERNMENT SPONSORED ENTERPRISES — 90.91%

Federal Farm Credit Bank
1.05%, due July 12, 2004	249,000	248,920
1.10%, due July 12, 2004	500,000	499,832
1.13%, due July 7, 2004	675,000	674,873
5.00%, due July 16, 2004	350,000	350,562
Federal Home Loan Bank
1.01%, due July 2, 2004	900,000	899,975
1.02%, due July 2, 2004	1,000,000	999,972
1.02%, due July 9, 2004	3,000,000	2,999,322
1.04%, due July 16, 2004	750,000	749,677
1.05%, due July 19, 2004	1,500,000	1,499,212
1.06%, due July 21, 2004	1,800,000	1,798,940
1.13%, due July 7, 2004	260,000	259,951
1.15%, due July 16, 2004	1,000,000	999,521
1.15%, due July 29, 2004	150,000	149,866
1.16%, due July 16, 2004	250,000	249,879
1.19%, due July 21, 2004	1,000,000	999,339
1.20%, due July 1, 2004	500,000	500,000
1.20%, due July 23, 2004	625,000	624,542
1.21%, due August 4, 2004	800,000	800,069
1.22%, due July 14, 2004	593,000	592,739
1.26%, due July 23, 2004	1,000,000	999,233
1.30%, due July 21, 2004	500,000	499,639
6.00%, due July 7, 2004	1,050,000	1,050,838
7.36%, due July 1, 2004	475,000	475,000
7.38%, due August 5, 2004	500,000	502,834
7.66%, due July 20, 2004	1,080,000	1,083,690
Federal Home Loan Mortgage Corporation
1.00%, due July 6, 2004	355,000	354,949
1.01%, due July 6, 2004	1,100,000	1,099,846
1.02%, due July 6, 2004	1,000,000	999,858
1.02%, due July 8, 2004	1,011,000	1,010,800
1.03%, due July 8, 2004	300,000	299,940
1.03%, due July 13, 2004	2,000,000	1,999,313
1.04%, due July 20, 2004	1,000,000	999,451
1.06%, due July 22, 2004	1,200,000	1,199,258
1.08%, due July 6, 2004	1,000,000	999,850

6

 SCHEDULE OF INVESTMENTS

JUNE 30, 2004 (UNAUDITED)

GOLD BANK MONEY MARKET FUND

DESCRIPTION	PRINCIPAL AMOUNT	MARKET VALUE

Federal Home Loan Mortgage Corporation (Continued)
1.08%, due July 15, 2004	$520,000	$519,782
1.08%, due July 27, 2004	1,844,000	1,842,562
1.09%, due July 13, 2004	500,000	499,818
1.16%, due July 19, 2004	613,000	612,644
1.17%, due July 13, 2004	1,000,000	999,610
1.17%, due July 20, 2004	500,000	499,691
1.18%, due July 20, 2004	800,000	799,504
1.20%, due July 6, 2004	500,000	499,917
1.20%, due July 7, 2004	600,000	599,880
1.21%, due August 3, 2004	1,000,000	998,891
1.22%, due July 13, 2004	1,000,000	999,593
1.25%, due July 27, 2004	750,000	749,323
1.25%, due July 30, 2004	1,001,000	999,992
3.00%, due July 15, 2004	1,650,000	1,651,189
6.25%, due July 15, 2004	800,000	801,577
Federal National Mortgage Association
1.00%, due July 1, 2004	750,000	750,000
1.02%, due July 2, 2004	1,190,000	1,189,966
1.04%, due July 14, 2004	225,000	224,913
1.04%, due July 23, 2004	497,000	496,684
1.05%, due July 1, 2004	186,000	186,000
1.06%, due July 22, 2004	200,000	199,876
1.07%, due July 14, 2004	926,000	925,652
1.07%, due July 28, 2004	225,000	224,819
1.08%, due July 23, 2004	850,000	849,439
1.10%, due July 22, 2004	1,250,000	1,249,198
1.10%, due July 26, 2004	1,000,000	999,236
1.10%, due July 28, 2004	1,300,000	1,298,928
1.12%, due July 28, 2004	1,000,000	999,160
1.13%, due July 14, 2004	750,000	749,694
1.14%, due July 14, 2004	530,000	529,782
1.16%, due July 9, 2004	1,100,000	1,099,716
1.17%, due July 14, 2004	660,000	659,721
1.17%, due July 30, 2004	1,000,000	999,058
1.25%, due July 1, 2004	590,000	590,000
1.26%, due July 13, 2004	200,000	199,916
1.30%, due July 28, 2004	500,000	499,513
6.50%, due August 15, 2004	1,760,000	1,771,623
7.40%, due July 1, 2004	670,000	670,000

TOTAL GOVERNMENT SPONSORED ENTERPRISES	59,910,000	59,908,557
(Cost $59,908,557)

TOTAL INVESTMENTS — 99.70%		65,705,016
(Cost $65,705,016)

Other assets less liabilities — 0.30%		196,602

TOTAL NET ASSETS — 100.00%		$65,901,618

The identified cost of investments owned at June 30, 2004 was the same for financial statement and federal income tax purposes.

See accompanying Notes to Financial Statements.

7

 STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2004 (UNAUDITED)

	GOLD BANK EQUITY FUND	GOLD BANK MONEY MARKET FUND

ASSETS:

Investments, at cost	$8,057,496	$65,705,016

Investments, at value	$9,600,247	$65,705,016
Cash	526	24,827
Receivables:
Dividends	11,172	—
Interest	3	225,767
Fund shares sold	6,638	8,520
From advisor	1,814	—
Prepaid expenses	1,147	1,147

Total Assets	9,621,547	65,965,277

LIABILITIES AND NET ASSETS:

Payables:
Management fees	—	20,658
Other fees	9,809	14,125
Dividends	—	28,621
Fund shares redeemed	315	264

Total Liabilities	10,124	63,668

NET ASSETS	$9,611,423	$65,901,609

NET ASSETS CONSIST OF:

Capital (capital stock and paid-in capital)	$7,577,594	$65,901,609
Undistributed net investment income (loss)	27,934	2,099
Accumulated net realized gain (loss) on sale
of investments	463,144	(2,099)
Net unrealized appreciation (depreciation)
in value of investments	1,542,751	—

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$9,611,423	$65,901,609

Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited

Outstanding	762,507	65,901,609

NET ASSET VALUE PER SHARE	$12.61	$1.00

See accompanying Notes to Financial Statements.

8

 STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

	GOLD BANK EQUITY FUND	GOLD BANK MONEY MARKET FUND

INVESTMENT INCOME:

Dividends	$70,871	$—
Interest	901	331,574
Foreign tax withheld	(299)	—

	71,473	331,574

EXPENSES:

Advisory fees	32,750	156,486
Registration fees	2,597	3,328
12b-1 fees	9,990	—
Custody and accounting fees	5,723	18,442
Shareholder expenses	4,285	4,285
Professional fees	16,673	16,489
Trustee expenses	2,215	2,215
Other expenses	2,081	1,523

Total expenses before voluntary reduction of
management fees	76,314	202,768
Less: fee waivers and expense reimbursements	(30,753)	(30,634)

Net expenses	45,561	172,134

Net investment income (loss)	25,912	159,440

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Realized gain (loss) from:
Investment transactions	442,037	109
Change in net unrealized appreciation
(depreciation) from:
Investments	174,411	—

Net gain (loss) on investments	616,448	109

Increase (decrease) in net assets
resulting from operations	$642,360	$159,549

See accompanying Notes to Financial Statements.

9

 STATEMENTS OF CHANGES IN NET ASSETS

	GOLD BANK EQUITY FUND		GOLD BANK MONEY MARKET FUND

	SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2003	SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2003

OPERATIONS:

Net investment income (loss)	$25,912	$50,477	$159,440	$366,470
Net realized gain (loss) from investment transactions	442,037	104,753	109	539
Change in net unrealized appreciation (depreciation) on investments	174,411	1,592,971	—	—

Net increase (decrease) in net assets resulting from operations	642,360	1,748,201	159,549	367,009

DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income	—	(48,538)	(159,440)	(366,470)
Net realized gain from investment transactions	—	(83,681)	(2,171)	(537)

Total distributions to shareholders	—	(132,219)	(161,611)	(367,007)

CAPITAL SHARE TRANSACTIONS:

Shares sold	2,294,443	4,385,019	100,810,064	196,146,400
Reinvested distributions	—	23,628	3,455	4,495

	2,294,443	4,408,647	100,813,519	196,150,895
Shares repurchased	(1,710,206)	(692,788)	(94,947,647)	(183,898,069)

Net increase (decrease) from capital share transactions	584,237	3,715,859	5,865,872	12,252,826

Net increase (decrease) in net assets	1,226,597	5,331,841	5,863,810	12,252,828

NET ASSETS:

Beginning of year	8,384,826	3,052,985	60,037,799	47,784,971

End of period	$9,611,423	$8,384,826	$65,901,609	$60,037,799

Undistributed (distributions in excess of)
net investment income	$27,934	$2,022	$2,099	$2,099

Fund share transactions:
Shares sold	186,204	450,866	100,810,064	196,146,400
Reinvested distributions	—	2,058	3,455	4,495

	186,204	452,924	100,813,519	196,150,895
Shares repurchased	(139,142)	(68,947)	(94,947,646)	(183,898,069)

Net increase (decrease) in fund shares	47,062	383,977	5,865,873	12,252,826

See accompanying Notes to Financial Statements.

10

 NOTES TO FINANCIAL STATEMENTS

 1.  SIGNIFICANT ACCOUNTING POLICIES

The Gold Bank Funds (comprised of the Gold Bank Equity Fund and Gold Bank Money Market Fund and collectively referred to herein as the “Funds”) is a Delaware business trust registered under the Investment Company Act of 1940 as amended, as a series type no-load open-end diversified management investment company. The Funds commenced operations on January 1, 2002. The Gold Bank Funds are required to account for the assets of each series separately and to allocate general liabilities of the Gold Bank Funds to each series based upon the relative net assets of each series. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements:

A.  Investment Valuation — Securities are valued at the latest sales price for securities traded on a principal exchange (U.S. or foreign). Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the mean between the last reported bid and asked prices. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates in London last quoted by a major bank. If such quotations are not available as of 4:00 P.M. (Eastern Time), the rate of exchange will be determined in good faith by the Board of Directors.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, securities in the Gold Bank Money Market Fund are valued at amortized cost, which approximates market value.

B.  Investment Transactions and Investment Income — Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date, or for foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes on the accrual basis commencing on the settlement date and are included in interest income.

C.  Expense Limitations — Gold Capital Management, Inc. agreed to waive fees and/or make payments to limit Fund expenses in order to limit annual total operating expenses to an annual rate of 1.05% of average daily net assets for the Gold Bank Equity Fund and to an annual rate of 0.55% of average daily net assets for the Gold Bank Money Market Fund until April 30, 2005. Thereafter, Gold Capital may continue or end this arrangement.

This expense limitation may be continued under a contractual or voluntary arrangement or be terminated by Gold Capital. Gold Capital may be reimbursed by the Funds for such expenses for a period of three years from the date the expense was waived or paid. This may be done only if such reimbursement does not exceed the expense cap percentage disclosed above. At June 30, 2004, the total dollar amounts available for reimbursement to Gold Capital for the Gold Bank Equity Fund and the Gold Bank Money Market Fund were $208,963 and $202,600, respectively.

D.  Repurchase Agreements — The Funds may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds’ investment advisor deems creditworthy under guidelines approved by the Funds’ Board of Directors, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

11

 NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2004

E.  Federal and State Taxes — The Funds complied with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and also intend to pay distributions sufficient to avoid federal excise taxes. Therefore, no provision for federal or state tax is required.

F.  Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States.

G.  Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

 2.  RELATED PARTIES, MANAGEMENT FEES

Gold Capital Management, Inc. (“Gold Capital”) is the Funds’ investment advisor/manager and distributor/ principal underwriter. Gold Capital is a wholly owned subsidiary of Gold Banc Corp. Inc. (“Gold Banc”), a publicly traded Kansas corporation. The Funds pay management fees for investment advisory and certain management/administrative services monthly to Gold Capital based upon average daily net assets at the following rates, in accordance with the Funds’ advisory agreement, subject to reimbursements required, if any, pursuant to the expense limitation provisions outlined in Note 1 C.:

FUND	ANNUAL RATE

Gold Bank Equity Fund	0.75%
Gold Bank Money Market Fund	0.50%

 3.  DISTRIBUTION PLAN

The Gold Bank Equity Fund has adopted a Distribution Plan related to the offering of shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides for payments at an annual rate of 0.25% of the average daily net assets of the Gold Bank Equity Fund. Payments are made monthly to Gold Capital.

 4.  FEDERAL TAX MATTERS

Net investment income and net realized gains (losses) may differ for financial statements and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent adjustments are made to the appropriate equity accounts in the period that the differences arise. The following permanent adjustments were made during the year ended December 31, 2003:

FUND	ACC. REALIZED CAPITAL GAIN/(LOSS)	UNDISTRIBUTED NET INVESTMENT INCOME

Gold Bank Money Market Fund	(2,099)	2,099

The tax character of distributions paid during the year ended December 31, 2003, were identical to those distributions reported in the Statement of Changes in Net Assets and Financial Highlights except as follows:

	2003 AMOUNTS PER SHARE

FUND	ORDINDARY	CAPITAL GAIN	RETURN OF CAPITAL	TOTAL

Gold Bank Equity	$.07	$.12	$—	$.19
Gold Bank Money Market	.01	N/A	N/A	.01

Short term capital gain distributions are treated as ordinary distributions for tax purposes.

As of December 31, 2003, the components of accumulated earnings (deficit) on a tax basis were identical to those reported in the Statements of Assets and Liabilities.

12

 NOTES TO FINANCIAL STATEMENTS

At June 30, 2004 the cost of securities for federal income tax purposes was $8,057,496, for the Gold Bank Equity fund. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

The Gold Bank Equity Fund:

Gross unrealized appreciation	$1,690,136
Gross unrealized depreciation	(147,385)

Net unrealized appreciation	1,542,751

For the year ended December 31, 2003 for corporate shareholders, the following percentages of ordinary income distributions qualify for corporate dividends received deduction:

FUND	PERCENTAGE

Gold Bank Equity	100%

For the fiscal year ended December 31, 2003, certain dividends paid by Gold Bank Equity Fund may be subject to a maximum tax rate of 15%, as provided by for the Jobs and Growth Tax Relief Reconciliation Act of to 2003. The Fund intends to designate up to a maximum amount of $89,984 as taxed at the maximum rate of 15%. Complete information has been computed and reported in conjunction with the 2003 Form 1099-DIV sent to taxable non-corporate shareholders.

 5.  INVESTMENT TRANSACTIONS

Investment transactions for the period ending June 30, 2004 (excluding U.S. Government securities and maturities of short-term commercial notes and repurchase agreements) are as follows:

Gold Bank Equity Fund:

Purchases	$1,231,251
Proceeds from sales	992,332

 6.  EXPENSE REDUCTIONS

The Funds have entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses.

 7.  CUSTODIAN, ACCOUNTING AND TRANSFER AGENT

State Street Bank & Trust Company (“SSB”) is the Funds’ custodian, accounting agent and transfer agent performing accounting and record keeping functions relating to portfolio transactions and calculating the Funds’ net asset values.

 8.  SUBSEQUENT EVENT

Gold Banc entered into a definitive merger agreement with Silver Acquisition Corp. (“Silver”) and SAC Acquisition Corp. (“SAC”), a wholly-owned subsidiary of Silver, on February 24, 2004, which provides for Silver acquiring all of the outstanding shares of common stock of Gold Banc for $16.60 per share in cash. The merger is expected to be completed in the third quarter of 2004. The agreement is subject to various approvals including shareholders of Gold Banc, the Gold Bank Funds and other regulatory authorities.

 9.  PROXY VOTING POLICY AND PROCEDURES

A description of the policies and procedures that Gold Capital uses to vote proxies related to the Fund’s portfolio securities is set forth in the Fund’s Statement of Additional Information which is available without charge, upon request, by calling 800-481-2591 or on the Securities and Exchange Commission’s website at www.sec.gov. The Fund will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

 10.  PROXY VOTING RECORD

The Fund’s proxy voting record for the 12 month period ended June 30 will be available by calling 800-481-2591 or on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 each year.

13

 FINANCIAL HIGHLIGHTS

	GOLD BANK EQUITY FUND
Condensed data for a share of beneficial interest outstanding throughout each period.	SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)	YEARS ENDED DECEMBER 31,

		2003	2002

Net asset value, beginning of period	$11.72	$9.21	$10.00

Income (loss) from investment operations
Net investment income (loss)	.03	.07	.06
Net gains (losses) on securities (both realized and unrealized)	.86	2.63	(.75)

Total from investment operations	.89	2.70	(.69)

Less distributions:
Distributions from net investment income	—	(.07)	(.06)
Distributions from capital gains	—	(.12)	(.04)

Total distributions	—	(.19)	(.10)

Net asset value, end of period	$12.61	$11.72	$9.21

Total Return(a)	7.59%	29.38%	(6.90)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,611	$8,385	$3,053
Ratio of expenses to average net assets(b)	1.05%	1.05%	1.05%
Ratio of expenses to average net assets before fee waivers
and expense reimbursements(b)	1.73%	3.36%	3.20%
Ratio of net investment income (loss) to average net assets(b)	.59%	.87%	1.02%
Ratio of net investment income (loss) to average net assets
before fee waivers and expense reimbursements(b)	(.11)%	(1.45)%	(1.13)%
Portfolio turnover rate(b)	13%	8%	3%

(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

14

 FINANCIAL HIGHLIGHTS

	GOLD BANK MONEY MARKET FUND
	SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)	YEARS ENDED DECEMBER 31,
Condensed data for a share of Capital stock outstanding throughout each period.
		2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00

Income (loss) from investment operations
Net investment income (loss)	.01	.01	.01
Net gains (losses) on securities (both realized and unrealized)	—	—	—

Total from investment operations	.01	.01	.01

Less distributions:
Distributions from net investment income	(.01)	(.01)	(.01)
Distributions from capital gains	—	—	—

Total distributions	(.01)	(.01)	(.01)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Return(a)	.26%	.66%	1.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$65,902	$60,038	$47,785
Ratio of expenses to average net assets(b)	.55%	.55%	.55%
Ratio of expenses to average net assets before fee waivers
and expense reimbursements(b)	.65%	.79%	.65%
Ratio of net investment income (loss) to average net assets(b)	.51%	.65%	1.23%
Ratio of net investment income (loss) to average net asset
before fee waivers and expense reimbursements(b)	.41%	.41%	1.13%

(a)Total return not annualized for periods less than one full year

(b) Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

15

 NOTICE TO SHAREHOLDERS

Trustees and Officers of the Funds (unaudited)

The officers of the Trust manage the Trust’s day-to-day operations pursuant to the laws of the State of Delaware. The Trust’s officers and its Advisor are subject to the supervision and control of the Board of Trustees. The Trustees have approved contracts under which certain companies provide essential management services to the Funds. The Funds pay the fees for the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor.

The following table lists the name, age, and address of the Trustees and Officers of the Trust.

	NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUND AND LENGTH OF TIME SERVED	TERM OF OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTOR SHIPS HELD BY TRUSTEE

INTERESTED TRUSTEES

(a)	Larry D. Armel (62) 10975 El Monte, Suite 225, Overland Park , KS 66211	Trustee and Chairman; Served since 2001	For lifetime of the Trust or until earlier resignation or removal	Retired/Self-employed (consulting) since January of 2000; and, formerly: President and Director of Jones & Babson, Inc. (mutual fund management company); Chairman, President and Director, each of the Babson Funds (nine mutual funds with ten portfolios), Buffalo Funds (five mutual funds) and UMB Scout Funds (thirteen mutual funds with fourteen portfolios); President, Principal Executive Officer and Director, Investors Mark Series Fund, Inc. (nine mutual funds); and, Director, AFBA Five Star Fund, Inc. (four mutual funds).	Two	None

(a)	Malcolm M. Aslin (55) 10975 El Monte, Suite 225, Overland Park , KS 66211	Trustee and President; Served since 2001	For lifetime of the Trust or until earlier resignation or removal

CEO & President, Gold Banc Corporation, Inc. (banking and financial services); Chairman and President, Gold Financial Services, Inc. (financial holding company); Chairman, ComputNet Engineering, Inc. (data processing & info tech services); Chairman, Gold Insurance, Inc. (full line insurance agency); Chairman, Gold Investment Advisors, Inc. (investment advisor services); Chairman, Gold Reinsurance Company Ltd. (reinsurance company); President, Gold Merchant Banc, Inc. (merchant bank); and, formerly Chairman of Western National Bank and Unison Bancorporation.

					Two	Gold Banc Corporation, Inc. (banking and financial services).

(a)	David B. Anderson (56) 10975 El Monte, Suite 225, Overland Park , KS 66211	Trustee, Chief Investment Officer and Vice President; Served since 2001	For lifetime of the Trust or until earlier resignation or removal

Executive Vice President and Chief Investment Officer, Gold Bank Trust Company; Senior Vice President of Gold Capital Management, Inc.; and, formerly officer in charge of the Trust Investment Division of UMB Bank

					Two	None

(a)	Each of these Trustees may be deemed to be an “interested person” of the Funds as that term is defined in the Investment Company Act of 1940, as amended. Messr. Armel is an interested Trustee as a result of a business consulting relationship with Gold Capital Management, Inc. relating to the formation of the Trust. Messrs. Aslin and Anderson are interested Trustees due to their employment by Gold Banc Corporation, Inc. and Gold Capital Management, Inc., respectively. Gold Capital Management, Inc. serves as the Funds Investment Advisor, Distributor and Manager.

16

 NOTICE TO SHAREHOLDERS

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUND AND LENGTH OF TIME SERVED	TERM OF OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTOR SHIPS HELD BY TRUSTEE

INDEPENDENT TRUSTEES

George R. Adair (83) 10975 El Monte, Suite 225, Overland Park , KS 66211	Trustee; Served since 2001	For lifetime of the Trust or until earlier resignation or removal	Retired	Two	None

Norman L. Cochran (82) 10975 El Monte, Suite 225, Overland Park , KS 66211	Trustee; Served since 2001	For lifetime of the Trust or until earlier resignation or removal	Retired	Two	None

Sue Heckart (65) 10975 El Monte, Suite 225, Overland Park , KS 66211	Trustee; Served since 2001	For lifetime of the Trust or until earlier resignation or removal	President of Heckart Funeral Homes.	Two	None

Roland R. Hines (66) 10975 El Monte, Suite 225, Overland Park , KS 66211	Trustee; Served since 2004	For lifetime of the Trust or until earlier resignation or removal	Retired	Two	None

OFFICERS

Lee E. Derr (55) 10975 El Monte, Suite 225, Overland Park , KS 66211	Chief Financial Officer; Served since 2003	NA	Vice President of Gold Banc Corporation, Inc. (banking and financial services) for the past two and a half years; Private financial consultant previous to joining Gold Banc Corporation, Inc.

Stephen R. Oliver (53) 10975 El Monte, Suite 225, Overland Park , KS 66211	Vice President, COO, Secretary and Chief Compliance Officer; Served since 2001	NA	Senior Vice President, Gold Capital Management, Inc. (broker/dealer); Senior Vice President, Gold Financial Services, Inc. (financial holding company); President, Gold Insurance, Inc. (full line insurance agency); and, President, Gold Reinsurance Company Ltd. (reinsurance company).

The Statement of Additional Information (“SAI”) includes additional information about the Funds Trustees and is available upon request without charge by calling 1-800-481-2591, or writing Gold Bank Funds, P.O. Box 7410, Overland Park, KS 66207.

This report has been prepared for the information of the Shareholders of Gold Bank Equity Fund and Gold Bank Money Market Fund, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Gold Capital Management, Inc.

17

GOLD BANK FUNDS

       Equity Fund
        Money Market Fund

INVESTMENT ADVISOR, DISTRIBUTOR AND MANAGER
       Gold Capital Management, Inc.
       Overland Park, Kansas

AUDITORS
       Ernst & Young, LLP
       Kansas City, Missouri

LEGAL COUNSEL
       Stradley, Ronon, Stevens & Young, LLP
       Philadelphia, Pennsylvania

CUSTODIAN, SUB-ADMINISTRATOR AND TRANSFER AGENT
       State Street Bank and Trust Co.
       Kansas City, Missouri

P.O. Box 7410
Overland Park, Kansas 66207

Contact your Gold Capital broker or call
TOLL FREE 800-481-2591

www.goldbank.com

GOLD BANK FUNDS
P.O. Box 7410
Overland Park, Kansas 66207

Item 2. Code of Ethics

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6.

Not applicable at this time.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a)	The Principal Executive and Financial Officers concluded, based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, that the registrant’s Disclosure Controls and Procedures are effectively designed to ensure that information require to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date and are designed to ensure that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s Principal Executive and Financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected or are reasonably likely to materially affect registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)	(1) Not applicable.
(2) Certifications required pursuant to Section 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gold Bank Funds

/s/ Malcolm M. Aslin
Malcolm M. Aslin
Principal Executive Officer
August 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Malcolm M. Aslin
Malcolm M. Aslin
Principal Executive Officer
August 30, 2004

/s/ Lee E. Derr
Lee E. Derr
Principal Financial Officer
August 30, 2004